Schedule III - Real Estate and Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Real Estate Properties [Table Text Block]

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Carrying Amount at December 31, 2022 (1)
Description	ST	Encumbrance	Land and Improvements	Buildings and Improvements	Improvements	Carrying Costs	Land	Building and Improvements	Total	Accumulated Depreciation (2)	Date Acquired	Life on which depr in latest statement is computed
West 9th Street (3)	OH	$4,497	$5,675	$—	$243	$—	$5,918	$—	$5,918	$60	2016	15
Crown Colony (3)	OH	—	3,030	—	19	—	2,954	—	2,954	7	2016	15
Cincinnati Race Street	OH	3,450	2,142	2,358	1,870	—	1,904	3,966	5,870	943	2016	39 , 15
St Louis Washington	MO	1,274	3,000	—	7	—	1,637	—	1,637	2	2016	15
St Paul Holiday Garage	MN	3,814	1,673	6,527	385	—	1,673	6,912	8,585	1,145	2016	39,15
Louisville Station	KY	1,682	3,050	—	57	—	3,007	—	3,007	22	2016	15
Whitefront Garage	TN	6,454	3,116	8,380	176	—	3,116	8,556	11,672	1,407	2016	39,15
Cleveland Lincoln Garage	OH	3,691	2,195	5,122	5,163	—	1,378	8,377	9,755	1,789	2016	39,15
Houston Preston	TX	1,627	2,800	—	20	—	2,820	—	2,820	7	2016	15
Houston San Jacinto	TX	1,820	3,200	—	50	—	3,250	—	3,250	18	2016	15
MVP Detroit Center Garage	MI	27,625	7,000	48,000	743	—	7,000	48,743	55,743	7,504	2017	39,15
St. Louis Broadway	MO	1,671	2,400	—	—	—	2,400	—	2,400	—	2017	N/A
St. Louis Seventh & Cerre	MO	2,057	3,300	—	—	—	3,300	—	3,300	—	2017	N/A
MVP Preferred Parking	TX	11,257	15,800	4,700	720	—	15,230	5,250	20,480	857	2017	39,15

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Carrying Amount at December 31, 2022 (1)
Description	ST	Encumbrance	Land and Improvements	Buildings and Improvements	Improvements	Carrying Costs	Land	Building and Improvements	Total	Accumulated Depreciation (2)	Date Acquired	Life on which depr in latest statement is computed
MVP Raider Park Garage	TX	*	2,005	9,057	2,713	—	2,005	11,770	13,775	1,741	2017	39,15
MVP PF Memphis Poplar 2013	TN	1,800	3,658	—	24	—	3,670	12	3,682	17	2017	15
MVP PF St. Louis 2013	MO	3,700	5,041	—	—	—	5,041	—	5,041	36	2017	15
Mabley Place Garage	OH	7,635	1,585	19,018	971	—	1,360	17,214	18,574	2,339	2017	39,15
MVP Denver Sherman	CO	264	705	—	—	—	705	—	705	—	2017	N/A
MVP Fort Worth Taylor	TX	11,189	2,845	24,405	5	—	2,845	24,410	27,255	3,169	2017	39,15
MVP Milwaukee Old World	WI	1,871	2,003	—	8	—	2,003	8	2,011	24	2017	15
MVP Houston Saks Garage	TX	2,963	4,931	5,221	177	—	3,713	4,116	7,829	604	2017	39,15
MVP Milwaukee Wells	WI	*	4,994	—	—	—	4,374	—	4,374	83	2017	15
MVP Wildwood NJ Lot (4)	NJ	1,000	1,631	—	—	—	696	—	696	—	2017	N/A
MVP Indianapolis City Park	IN	*	2,056	8,557	114	—	2,056	8,671	10,727	1,146	2017	39,15
MVP Indianapolis WA Street Lot	IN	*	5,618	—	—	—	5,618	—	5,618	27	2017	15
MVP Minneapolis Venture	MN	4,000	4,013	—	109	—	4,013	109	4,122	1	2017	N/A
MVP Indianapolis Meridian Lot	IN	938	1,573	—	—	—	1,523	—	1,523	7	2017	15
MVP Milwaukee Clybourn	WI	191	257	—	—	—	257	—	257	3	2017	15

			Initial Cost		Costs Capitalized Subsequent to Acquisition		Gross Carrying Amount at December 31, 2022 (1)
Description	ST	Encumbrance	Land and Improvements	Buildings and Improvements	Improvements	Carrying Costs	Land	Building and Improvements	Total	Accumulated Depreciation (2)	Date Acquired	Life on which depr in latest statement is computed
MVP Milwaukee Arena	WI	1,977	4,631	—	22	—	4,641	12	4,653	—	2017	N/A
MVP Clarksburg Lot	WV	379	701	—	—	—	611	—	611	3	2017	15
MVP Denver 1935 Sherman	CO	703	2,533	—	—	—	2,533	—	2,533	—	2017	N/A
MVP Bridgeport Fairfield Garage	CT	3,664	498	7,555	12	—	498	7,567	8,065	1,027	2017	39,15
Minneapolis City Parking	MN	4,379	9,633	—	—	—	7,513	—	7,513	100	2017	15
MVP New Orleans Rampart	LA	*	8,105	—	—	—	7,835	—	7,835	—	2018	N/A
MVP Hawaii Marks	HI	*	9,119	11,715	421	—	8,570	11,435	20,005	1,406	2018	39,15
1W7 Carpark	OH	*	2,995	28,762	18	—	2,995	28,780	31,775	988	2021	39,15
222W7	OH	*	4,391	23,879	85	—	4,391	23,964	28,355	823	2021	39
322 Streeter	IL	25,352	11,387	27,035	405	—	11,387	27,440	38,827	941	2021	39
2nd Street	FL	—	93	—	—	—	93	—	93	—	2021	N/A
Denver 1725 Champa Street Garage	CO	*	7,414	8,860	362	—	7,414	9,222	16,636	275	2021	39
Bricktown	OK	*	1,314	16,020	32	—	1,314	16,052	17,366	241	2022	39
MVP St. Louis Cardinal Lot DST	MO	6,000	11,660	19	—	—	11,660	19	11,679	1	2017	N/A

		$148,922	$175,770	$265,190	$14,931	$—	$166,921	$272,605	$439,526	$28,763

(1)	The aggregate gross cost of property included above for federal income tax purposes approximately $413.3 million as of December 31, 2022.
(2)
The initial costs of buildings are depreciated over 39 years using a straight-line method of accounting; improvements capitalized subsequent to acquisition are depreciated over the shorter of the lease term or useful life, generally ranging from one to 20 years.

(3)	These properties are held by West 9th St. Properties II, LLC
(4)	Wildwood lot classified as held for sale at December 31, 2022
*	Property financed under the Revolving Credit Fa c ility

SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Table Text Block]
The following table reconciles the historical cost of total real estate held for investment for the years ended December 31, 2022 and 2021 (dollars in thousands):

	2022	2021
Balance at beginning of period	$420,603	$292,076
Additions during period:
Acquisitions	17,334	126,651
Improvements	2,289	1,876
Deductions during period:
Dispositions	(700)	—
Impairments	—	—

Balance at close of period	$439,526	$420,603

(1)
This amount does not include intangible assets and construction in progress totaling approximately $10.1 million and $1.2 million, respectively, as of December 31, 2022 and approximately $9.8 million and $0.1 million as of December 31, 2021, respectively.

SEC Schedule III, Reconciliation of Real Estate Accumulated Depreciation [Table Text Block]
The following table reconciles the accumulated depreciation for the years ended December 31, 2022 and 2021 (dollars in thousands):

	2022	2021
Balance at beginning of period	$21,348	$15,890
Deductions during period:	—	—
Depreciation of real estate	7,415	5,458

Balance at close of period	$28,763	$21,348